Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 13,362	$ 15,608
Financial Liabilities	107,880	108,229
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	45	36
Financial Liabilities	34	26
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	34	26
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	45	36
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	183	364
Financial Liabilities	6,419	5,466
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	927	525
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	3	4
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	136	138
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Derivatives at fair value through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5,352	4,799
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held for trading (non-derivatives) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	9
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10	41
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	86	219
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	4
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	74	94
Unobservable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	773	762
Unobservable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 773	$ 762